Investments - Schedule of Net Assets Available to Participating Plans in the Master Trust (Details) - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total assets	$ 1,742,670	$ 1,475,077
Total liabilities	0	95
Net assets available for benefits	1,742,670	1,474,982
Master Trust Balance
EBP, Master Trust [Line Items]
Total investments, at fair value	11,394,059	9,817,883
Investments, at contract value	384,580	384,731
Other receivables	4,528	7,756
Total assets	11,783,167	10,210,370
Other liabilities	8,002	8,056
Total liabilities	8,002	8,056
Net assets available for benefits	11,775,165	10,202,314
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments, at fair value	1,646,719	1,454,460
Investments, at contract value	16,656	15,985
Other receivables	308	1,039
Total assets	1,663,683	1,471,484
Other liabilities	349	352
Total liabilities	349	352
Net assets available for benefits	1,663,334	1,471,132
Cash and equivalents | Master Trust Balance
EBP, Master Trust [Line Items]
Total investments, at fair value	123,409	23,885
Cash and equivalents | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments, at fair value	102,974	1,922
Charter Communications, Inc. common stock | Master Trust Balance
EBP, Master Trust [Line Items]
Total investments, at fair value	3,438	5,355
Charter Communications, Inc. common stock | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments, at fair value	3,438	5,355
Charter Communications, Inc. common stock fund | Master Trust Balance
EBP, Master Trust [Line Items]
Total investments, at fair value	30,133	58,546
Charter Communications, Inc. common stock fund | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments, at fair value	0	0
Other common stocks | Master Trust Balance
EBP, Master Trust [Line Items]
Total investments, at fair value	285,444	458,655
Other common stocks | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments, at fair value	7,063	11,598
Mutual funds | Master Trust Balance
EBP, Master Trust [Line Items]
Total investments, at fair value	567,416	459,906
Mutual funds | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments, at fair value	33,883	28,757
Other investments measured at NAV | Master Trust Balance
EBP, Master Trust [Line Items]
Total investments, at fair value	10,384,219	8,811,536
Other investments measured at NAV | Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments, at fair value	$ 1,499,361	$ 1,406,828